Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table reports the compensation of our Principal Executive Officer (“PEO”)[1] and the average compensation of the other NEOs[1] as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” (“CAP”) as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Comp Table (SCT) - PEO	Compensation Actually Paid (CAP) – PEO(2)	Average SCT Non-PEOs	Avg CAP - Non-PEOs(3)	Total Shareholder Return	Peer Group Shareholder Return(4)	Net Income (in thousands)	Revenue (in thousands)(5)
2022	$9,391,554	$(945,769)	$4,226,824	$(594,670)	$124.11	$110.84	$657,919	$7,238,142
2021	$8,971,474	$31,454,099	$4,029,518	$15,993,523	$183.81	$146.45	$598,626	$6,461,444
2020	$6,595,507	$7,439,020	$3,458,542	$3,620,347	$101.36	$98.25	$306,276	$5,109,000

(1)	During 2020-2022, Mr. M. Keith Waddell was our CEO. During 2020-2022, the Company’s non-PEO NEOs consisted of Mr. Michael C. Buckley, Paul F. Gentzkow, Robert W. Glass, and Harold M. Messmer.
(2)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The applicable adjustments that were made to determine CAP for the PEO are summarized in the following table:

Year	Summary Comp Table	Subtract: Stock Awards in Summary Comp Table	Add fair value of all awards granted during the fiscal year that are outstanding and unvested	Add the change in fair value of any awards granted in any prior fiscal year that are outstanding and unvested	Add the fair value of awards that are granted and vest in the same year	Add the change in fair value of any awards granted in any prior fiscal year that vested	Subtract the fair value of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions	Add any dividends or other earnings paid on awards that are not otherwise included in the total compensation for the covered fiscal year	Compensation Actually Paid (CAP)
2022	$9,391,554	$(5,304,563)	$4,509,735	$(9,246,281)	$0	$(296,214)	$0	$0	$(945,769)
2021	$8,971,474	$(5,202,987)	$12,062,350	$14,239,450	$0	$1,383,812	$0	$0	$31,454,099
2020	$6,595,507	$(4,575,965)	$7,360,830	$458,750	$0	$(2,400,102)	$0	$0	$7,439,020
(3)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The applicable adjustments that were made to determine CAP for the non-PEO NEOs is summarized in the following table:

Year	Summary Comp Table	Subtract: Stock Awards in Summary Comp Table	Add fair value of all awards granted during the fiscal year that are outstanding and unvested	Add the change in fair value of any awards granted in any prior fiscal year that are outstanding and unvested	Add the fair value of awards that are granted and vest in the same year	Add the change in fair value of any awards granted in any prior fiscal year that vested	Subtract the fair value of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions	Add any dividends or other earnings paid on awards that are not otherwise included in the total compensation for the covered fiscal year	Compensation Actually Paid (CAP)
2022	$4,226,824	$(2,185,148)	$1,857,728	$(4,301,705)	$0	$(192,369)	$0	$0	$(594,670)
2021	$4,029,518	$(2,143,374)	$4,969,092	$8,239,605	$0	$898,682	$0	$0	$15,993,523
2020	$3,458,542	$(2,337,509)	$3,760,082	$297,925	$0	$(1,558,693)	$0	$0	$3,620,347
(4)
The peer group used for calculating Peer Group Total Shareholder Return consists of the following corporations providing temporary or permanent employment services: Kelly Services, Inc.; Kforce, Inc.; ManpowerGroup; and Resources Connection Inc. This is the same group of companies used to prepare the Stock Performance Graph disclosed in the Company’s Annual Report on Form 10-K.

(5)
The Company has identified revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important performance measure not otherwise required to be disclosed in the table, which includes net income, that the Company uses to link compensation actually paid to the Company’s NEOs to Company performance for the most recently completed fiscal year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)	During 2020-2022, Mr. M. Keith Waddell was our CEO. During 2020-2022, the Company’s non-PEO NEOs consisted of Mr. Michael C. Buckley, Paul F. Gentzkow, Robert W. Glass, and Harold M. Messmer.

Peer Group Issuers, Footnote [Text Block]
(4)
The peer group used for calculating Peer Group Total Shareholder Return consists of the following corporations providing temporary or permanent employment services: Kelly Services, Inc.; Kforce, Inc.; ManpowerGroup; and Resources Connection Inc. This is the same group of companies used to prepare the Stock Performance Graph disclosed in the Company’s Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 9,391,554	$ 8,971,474	$ 6,595,507
PEO Actually Paid Compensation Amount	$ (945,769)	31,454,099	7,439,020
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The applicable adjustments that were made to determine CAP for the PEO are summarized in the following table:

Year	Summary Comp Table	Subtract: Stock Awards in Summary Comp Table	Add fair value of all awards granted during the fiscal year that are outstanding and unvested	Add the change in fair value of any awards granted in any prior fiscal year that are outstanding and unvested	Add the fair value of awards that are granted and vest in the same year	Add the change in fair value of any awards granted in any prior fiscal year that vested	Subtract the fair value of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions	Add any dividends or other earnings paid on awards that are not otherwise included in the total compensation for the covered fiscal year	Compensation Actually Paid (CAP)
2022	$9,391,554	$(5,304,563)	$4,509,735	$(9,246,281)	$0	$(296,214)	$0	$0	$(945,769)
2021	$8,971,474	$(5,202,987)	$12,062,350	$14,239,450	$0	$1,383,812	$0	$0	$31,454,099
2020	$6,595,507	$(4,575,965)	$7,360,830	$458,750	$0	$(2,400,102)	$0	$0	$7,439,020

Non-PEO NEO Average Total Compensation Amount	$ 4,226,824	4,029,518	3,458,542
Non-PEO NEO Average Compensation Actually Paid Amount	$ (594,670)	15,993,523	3,620,347
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The applicable adjustments that were made to determine CAP for the non-PEO NEOs is summarized in the following table:

Year	Summary Comp Table	Subtract: Stock Awards in Summary Comp Table	Add fair value of all awards granted during the fiscal year that are outstanding and unvested	Add the change in fair value of any awards granted in any prior fiscal year that are outstanding and unvested	Add the fair value of awards that are granted and vest in the same year	Add the change in fair value of any awards granted in any prior fiscal year that vested	Subtract the fair value of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions	Add any dividends or other earnings paid on awards that are not otherwise included in the total compensation for the covered fiscal year	Compensation Actually Paid (CAP)
2022	$4,226,824	$(2,185,148)	$1,857,728	$(4,301,705)	$0	$(192,369)	$0	$0	$(594,670)
2021	$4,029,518	$(2,143,374)	$4,969,092	$8,239,605	$0	$898,682	$0	$0	$15,993,523
2020	$3,458,542	$(2,337,509)	$3,760,082	$297,925	$0	$(1,558,693)	$0	$0	$3,620,347

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay-for-Performance Alignment
The following charts reflect how the CAP over the three-year period ended December 31, 2022 aligns to trends in the Company’s Revenue, Net Income, and Total Shareholder Return of the Company and the Peer Group during the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Pay-for-Performance Alignment
The following charts reflect how the CAP over the three-year period ended December 31, 2022 aligns to trends in the Company’s Revenue, Net Income, and Total Shareholder Return of the Company and the Peer Group during the same period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pay-for-Performance Alignment
The following charts reflect how the CAP over the three-year period ended December 31, 2022 aligns to trends in the Company’s Revenue, Net Income, and Total Shareholder Return of the Company and the Peer Group during the same period.

Total Shareholder Return Vs Peer Group [Text Block]
Pay-for-Performance Alignment
The following charts reflect how the CAP over the three-year period ended December 31, 2022 aligns to trends in the Company’s Revenue, Net Income, and Total Shareholder Return of the Company and the Peer Group during the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures Linking Compensation to Company Performance
The following table lists the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to Company performance for the fiscal year ended December 31, 2022. The four performance measures below are further described in our CD&A section.

Most Important Financial Measures for 2022	Nature	Description
Relative ROIC	Financial Measure	Performance against the 65th percentile ROIC of an industry peer group over the three-year measurement period(a)
Relative TSR	Financial Measure	Performance against the 50th percentile TSR of the industry peer group over the three-year measurement period(a)
Net Income	Financial Measure	GAAP Net Income compared to target
Revenue	Financial Measure	GAAP Revenue compared to target

(a)	For a full description of the 2022 performance share grants, please see the 2022 Performance Design section in the CD&A on page 33.

Total Shareholder Return Amount	$ 124.11	183.81	101.36
Peer Group Total Shareholder Return Amount	110.84	146.45	98.25
Net Income (Loss)	$ 657,919,000	$ 598,626,000	$ 306,276,000
Company Selected Measure Amount	7,238,142,000	6,461,444,000	5,109,000,000
PEO Name	Mr. M. Keith Waddell	Mr. M. Keith Waddell	Mr. M. Keith Waddell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative ROIC
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Stock Awards in Summary Comp Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,304,563)	$ (5,202,987)	$ (4,575,965)
PEO [Member] | Fair Value of All Awards Granted During the Fiscal Year That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,509,735	12,062,350	7,360,830
PEO [Member] | Change in Fair Value of Any Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,246,281)	14,239,450	458,750
PEO [Member] | Fair Value of Awards That are Granted and Vest in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Any Awards Granted in Any Prior Fiscal Year That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(296,214)	1,383,812	(2,400,102)
PEO [Member] | Fair Value of Any Awards Granted in Any Prior Fiscal Year That Fail to Meet the Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Any Dividends or Other Earnings Paid on Awards That are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards in Summary Comp Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,185,148)	(2,143,374)	(2,337,509)
Non-PEO NEO [Member] | Fair Value of All Awards Granted During the Fiscal Year That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,857,728	4,969,092	3,760,082
Non-PEO NEO [Member] | Change in Fair Value of Any Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,301,705)	8,239,605	297,925
Non-PEO NEO [Member] | Fair Value of Awards That are Granted and Vest in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Any Awards Granted in Any Prior Fiscal Year That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(192,369)	898,682	(1,558,693)
Non-PEO NEO [Member] | Fair Value of Any Awards Granted in Any Prior Fiscal Year That Fail to Meet the Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Any Dividends or Other Earnings Paid on Awards That are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0